Annual Total Returns- Dow Jones Industrial Average Fund (Class H) [BarChart] - Class H - Dow Jones Industrial Average Fund - Class H	2016	2017	2018	2019	2020
Total	14.92%	26.17%	(5.15%)	23.16%	7.49%